Document and Entity Information	Apr. 19, 2022
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 19, 2022
Entity Registrant Name	IMAX Corporation
Entity Incorporation State Country Code	Z4
Entity File Number	001-35066
Entity Tax Identification Number	98-0140269
Entity Address, Address Line One	2525 Speakman Drive
Entity Address, City or Town	Mississauga
Entity Address, State or Province	ON
Entity Address, Country	CA
Entity Address, Postal Zip Code	L5K 1B1
City Area Code	905
Local Phone Number	403-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Shares, no par value
Trading Symbol	IMAX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	On April 19, 2022, IMAX Corporation (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission reporting the appointment of Natasha Fernandes as the Company’s Chief Financial Officer, effective as of May 1, 2022. This Current Report on Form 8-K/A supplements the prior Form 8-K in certain respects.On April 25, 2022, the Compensation Committee of the Company’s Board of Directors approved the new terms of Ms. Fernandes’ employment with the Company (the “Employment Agreement”), effective as of May 1, 2022, to reflect her new position and expanded responsibilities as Chief Financial Officer. Pursuant to the Employment Agreement, Ms. Fernandes’ initial base salary will be $460,161.37 CAD per year, which will be increased to $500,000 CAD effective April 1, 2023. Following April 1, 2023, Ms. Fernandes’ annual base salary will be subject to annual review. Ms. Fernandes will be eligible for a target bonus of 50% of her base salary and an annual equity award with a minimum target value equal to $600,000 USD granted under the Company’s Second Amended and Restated Long-Term Incentive Plan (the “Plan”). Ms. Fernandes will continue to be entitled to medical and other welfare and fringe benefits on the same basis as generally provided to other senior executives, including an annual car allowance and wellness allowance.
Entity Central Index Key	0000921582
Other Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	902 Broadway
Entity Address, Address Line Two	Floor 20
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Country	US
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	821-0100